Segment Information (Tables)	6 Months Ended
Jul. 31, 2017
Segment Reporting [Abstract]
Schedule of Financial Information by Reportable Segment
Financial information for each reportable segment was as follows (in thousands):

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Revenue:
Subscription	$119,150	$200,252	$91,360	$138,657
Services	46,898	60,774	29,581	30,767
Total revenue	$166,048	$261,026	$120,941	$169,424

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Contribution margin:
Subscription	$93,380	$164,971	$73,980	117,387
Services	6,701	14,293	7,195	4,599
Total segment contribution margin	$100,081	$179,264	$81,175	$121,986

Reconciliation of Segment Financial Information to Loss from Operations
The reconciliation of segment financial information to our loss from operations is as follows (in thousands):

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Segment contribution margin	$100,081	$179,264	$81,175	$121,986
Amortization of acquired intangible assets	(3,455)	(3,720)	(1,830)	(1,885)
Stock-based compensation expense	(63,590)	(21,714)	(11,241)	(230,533)
Donation of common stock to the Cloudera Foundation	—	(21,574)	—	—
Corporate costs, such as research and development, corporate general and administrative and other	(237,673)	(319,595)	(150,407)	(177,593)
Loss from operations	$(204,637)	$(187,339)	$(82,303)	$(288,025)